EMPLOYEE BENEFIT PLANS EMPLOYEE BENEFIT PLANS - Amounts Recognized in the Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Amounts recognized in the Consolidated Balance Sheets
Non-current benefit liability	$ (744.2)	$ (816.1)
Pension Benefit, U.S. Plans
Amounts recognized in the Consolidated Balance Sheets
Prepaid benefit cost (non-current)	0	0
Current benefit liability	(18.6)	(16.4)
Non-current benefit liability	(244.4)	(389.9)
Net liability recognized	(263.0)	(406.3)
Accumulated other comprehensive loss (pre-tax):
Prior service cost (credit)	6.2	4.7
Actuarial loss	81.2	174.0
Unrecognized net transition obligation	0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	87.4	178.7
Net amount recognized	(175.6)	(227.6)
Pension Benefit, Non-U.S Plans
Amounts recognized in the Consolidated Balance Sheets
Prepaid benefit cost (non-current)	1.0	1.1
Current benefit liability	(9.1)	(8.2)
Non-current benefit liability	(433.7)	(348.5)
Net liability recognized	(441.8)	(355.6)
Accumulated other comprehensive loss (pre-tax):
Prior service cost (credit)	3.7	4.1
Actuarial loss	274.6	180.4
Unrecognized net transition obligation	0.2	0.3
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	278.5	184.8
Net amount recognized	(163.3)	(170.8)
Other Postretirement Benefit Plans, Defined Benefit
Amounts recognized in the Consolidated Balance Sheets
Prepaid benefit cost (non-current)	0	0
Current benefit liability	(9.0)	(9.9)
Non-current benefit liability	(66.1)	(77.8)
Net liability recognized	(75.1)	(87.7)
Accumulated other comprehensive loss (pre-tax):
Prior service cost (credit)	(9.3)	(10.7)
Actuarial loss	1.8	6.3
Unrecognized net transition obligation	0	0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	(7.5)	(4.4)
Net amount recognized	$ (82.6)	$ (92.1)